Subsequent Events (Details) - Part-1 - USD ($)												3 Months Ended		12 Months Ended
	Jul. 01, 2024	Jun. 17, 2024	May 03, 2024	May 02, 2024	Apr. 15, 2024	Apr. 01, 2024	Feb. 26, 2024	Dec. 29, 2023	Oct. 05, 2023	Oct. 05, 2023	Aug. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Sep. 30, 2024	Aug. 22, 2024	Jun. 01, 2024	May 20, 2024	May 09, 2024	Apr. 10, 2024	Mar. 07, 2024	Feb. 29, 2024	Feb. 15, 2024	Feb. 07, 2024	Jan. 31, 2024	Jan. 24, 2024	Jan. 05, 2024	Jan. 02, 2024	Aug. 23, 2023	Jul. 24, 2023	Apr. 24, 2023	Apr. 20, 2023	Apr. 18, 2023	Dec. 31, 2022	Sep. 20, 2022	Dec. 06, 2021	Aug. 31, 2021	May 24, 2021
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)								$ 0.001				$ 0.001		$ 0.001																				$ 0.001				$ 0.001
Initial exercise price (in Dollars per share)								0.001				$ 2.47		6,000																					$ 240	$ 2,300	$ 5,060
Exercisable price per share (in Dollars per share)								5,400,000						$ 6.0625
Net proceeds private placement											$ 9,000,000	$ 5,500,000		$ 5,500,000
Shares issued (in Shares)														74,227
Aggregate principal amount														$ 5,200,000														$ 5,000,000
Adjusted amount									$ 1,234,461	$ 1,234,461
Aggregate cash payment												500,000
Common stock												$ 1,665		$ 1,319																				$ 108
Loans payable																										$ 3,600,000			$ 1,400,000		$ 1,060,000		$ 14,500,000
Third amendment to the merger agreement, description												●revise section 6.10 of the Merger Agreement such that, after the Initial Payment, and upon the closing of each subsequent capital raise by the Company (each a “Parent Subsequent Capital Raise”), the Company shall purchase that number of shares of Evofem’s Series F-1 Preferred Stock, par value $0.0001 per share (the “Series F-1 Preferred Stock”), equal to forty percent (40%) of the gross proceeds of such Parent Subsequent Capital Raise divided by 1,000, up to a maximum aggregate amount of $2,500,000 or 2,500 shares of Series F-1 Preferred Stock.		On February 29, 2024, the Company, Adicure and Evofem entered into the Third Amendment to the Merger Agreement (the “Third Amendment to Merger Agreement”) in order to (i) make certain conforming changes to the Merger Agreement regarding the Notes, (ii) extend the date by which the Company and Evofem will file the joint proxy statement until April 30, 2024, and (iii) remove the requirement that the Company make the Parent Loan (as defined in the Merger Agreement) by February 29, 2024 and replace it with the requirement that the Company make an equity investment into Evofem consisting of (a) a purchase of 2,000 shares of Evofem Series F-1 Preferred Stock for an aggregate purchase price of $2.0 million on or prior to April 1, 2024, and (b) a purchase of 1,500 shares of Evofem Series F-1 Preferred Stock for an aggregate purchase price of $1.5 million on or prior to April 30, 2024. As of the date of this filing the Company has not purchased the 2,000 shares of EvoFem Series F-1 Preferred Stock.
Aggregate principal amount												$ 2,500,000
January 2024 Secured Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount														$ 2,700,000
Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)								0.001
Initial exercise price (in Dollars per share)								$ 0.001			$ 0.001
Warrant [Member]
Subsequent Events [Line Items]
Purchase of common stock (in Shares)								2,474,228
Initial exercise price (in Dollars per share)											$ 12.5			$ 6.06																		$ 34.4
Exercisable price per share (in Dollars per share)								$ 4.85
Outstanding Warrants [Member]
Subsequent Events [Line Items]
Exercisable price per share (in Dollars per share)												$ 332,876		$ 4.6
Common Stock [Member]
Subsequent Events [Line Items]
Purchase of common stock (in Shares)													8,463	8,463
Common stock, par value (in Dollars per share)												0.001		$ 0.001
Exercisable price per share (in Dollars per share)								$ 0.001				$ 0.0001		0.0001																		48.76
Shares issued (in Shares)												10																		27,344
Percentage of outstanding shares												4.99%
Common Stock [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Purchase of common stock (in Shares)								1,237,114
Common stock, par value (in Dollars per share)								$ 0.001
Initial exercise price (in Dollars per share)								$ 0.001
Common Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
Initial exercise price (in Dollars per share)																																$ 61
Common Stock [Member] | Outstanding Warrants [Member]
Subsequent Events [Line Items]
Exercisable price per share (in Dollars per share)														$ 0.125
Percentage of outstanding shares												19.99%
Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred stock, par value (in Dollars per share)												$ 100.0000
Dividend rate												40.00%
Preferred stock (in Shares)												2,500
Subsequent Event [Member]
Subsequent Events [Line Items]
Exercisable price per share (in Dollars per share)				$ 3.24375		$ 0.0467
Adjusted amount							$ 250,000
Aggregate cash payment						$ 5,668,222
Common stock						$ 0.002745004
Aggregate shares (in Shares)				1,613,092		332,876
Aggregate cash payment						$ 341,000
Loaned amount																			$ 35,256
Loans payable																			20,000
Balance of loan																			55,256.03
Cash payment																			$ 1,000,000
Aggregate principal amount																		$ 75,135
Parent capital raise		$ 1,500,000															$ 1,000,000
Initial payment			$ 1,000,000
Amount of parent capital	$ 1,000,000	$ 1,500,000
Subsequent Event [Member] | January 2024 Secured Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount																									$ 1,250,000		$ 1,000,000
Subsequent Event [Member] | September 2024 Secured Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount																									$ 300,000		$ 250,000
Subsequent Event [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Loaned amount																							$ 205,000
Accrued interest																							8.50%	8.50%
Subsequent Event [Member] | Common Stock [Member] | Pre-Funded Warrants [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)				$ 0.001
Subsequent Event [Member] | Equity Line of Credit [Member]
Subsequent Events [Line Items]
Aggregate principal amount				$ 150,000,000
Forecast [Member]
Subsequent Events [Line Items]
Aggregate principal amount															$ 8,000,000													$ 5,000,000
Repaid amount					$ 250,000
Loaned amount																				$ 230,000	$ 300,000
Aggregate principal amount																$ 93,918.75
Forecast [Member] | September 2024 Secured Notes [Member]
Subsequent Events [Line Items]
Aggregate principal amount															$ 5,000,000
Forecast [Member] | Unsecured Promissory Note [Member]
Subsequent Events [Line Items]
Accrued interest																				8.50%	8.50%	8.50%